Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 27,615	¥ 26,581
Gross amounts offset in the consolidated balance sheets, assets		(7,695)	(7,522)
Net amounts presented in the consolidated balance sheets, assets		19,920	19,059
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(820)	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(6,497)	(3,132)
Net amount, assets		12,603	15,927
Gross amounts recognized, liabilities		17,990	19,798
Gross amounts offset in the consolidated balance sheets, liabilities		(7,695)	(7,522)
Net amounts presented in the consolidated balance sheets, liabilities		10,295	12,276
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(1,105)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(180)	(398)
Net amount, liabilities		10,115	10,773
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		12,400	16,295
Gross amounts offset in the consolidated balance sheets, liabilities		(2,105)	(4,019)
Net amounts presented in the consolidated balance sheets, liabilities		10,295	12,276
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(1,105)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(180)	(398)
Net amount, liabilities		10,115	10,773
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		21,831	22,999
Gross amounts offset in the consolidated balance sheets, assets		(2,105)	(4,019)
Net amounts presented in the consolidated balance sheets, assets		19,726	18,980
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(820)	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(6,497)	(3,132)
Net amount, assets		12,409	15,848
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	5,784	3,582
Gross amounts offset in the consolidated balance sheets, assets	[2]	(5,590)	(3,503)
Net amounts presented in the consolidated balance sheets, assets	[2]	194	79
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	194	79
Gross amounts recognized, liabilities	[2]	5,590	3,503
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(5,590)	(3,503)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	0	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	¥ 0	¥ 0

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.